UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Insured Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

California - 138.4%	$ 7,000	ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital Medical Center), 6%
		due 12/01/2009 (a)(g)	$ 7,550

	2,350	Alameda, California, GO, 5% due 8/01/2033 (f)	2,425

	5,665	Alhambra, California, Unified School District, GO (Election of 2004), Series A, 5% due 8/01/2029 (b)	5,873

	3,580	Anaheim, California, Public Financing Authority, Electric System Distribution Facilities Revenue Bonds, Series A, 5%
		due 10/01/2031 (e)	3,722

	2,400	Anaheim, California, Union High School District, GO (Election of 2002), 5% due 8/01/2027 (f)	2,465

	254	Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds (California Redevelopment
		Agency Pool), Series A, 6% due 12/15/2024 (e)	258

	3,980	Brentwood, California, Infrastructure Refinancing Authority, Infrastructure Revenue Refunding Bonds, Series A, 5.20%
		due 9/02/2029 (e)	4,227

	3,215	California Community College Financing Authority, Lease Revenue Bonds, Series A, 5.95% due 12/01/2009 (f)(g)	3,496

	1,100	California Community College Financing Authority, Lease Revenue Bonds, Series A, 6% due 12/01/2009 (f)(g)	1,197

	5,000	California Educational Facilities Authority Revenue Bonds (University of San Diego), Series A, 5.50% due 10/01/2032	5,227

	9,115	California Educational Facilities Authority, Student Loan Revenue Bonds (CalEdge Loan Program), AMT, 5.55%
		due 4/01/2028 (a)	9,224

	20	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series N, 2% due 8/01/2021 (e)(m)	20

	30	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 2.80% due 8/01/2032 (a)(m)	30

	1,700	California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 2% due 2/01/2033 (a)(m)	1,700

	2,750	California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), Series A, 5.50% due 6/01/2022 (e)(i)	2,826

	265	California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities
		Program), AMT, Series A, 6.35% due 12/01/2029 (c)(d)	273

	120	California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities
		Program), AMT, Series B, 6.25% due 12/01/2031 (d)	123

	12,680	California State Department of Veteran Affairs, Home Purchase Revenue Refunding Bonds, Series A, 5.35% due
		12/01/2027 (a)	13,101

	860	California State, GO, 6.25% due 10/01/2019 (f)	865

	3,000	California State, GO, Refunding, 5.25% due 2/01/2029	3,071

	19,865	California State, GO, Refunding, Veterans, AMT, Series B, 5.70% due 12/01/2032 (a)	20,029

	4,530	California State Public Works Board, Lease Revenue Bonds (Department of Corrections-Ten Administrative Segregation
		Housing Units), Series A, 5.25% due 3/01/2020 (a)	4,847

	2,720	California State University, Systemwide Revenue Refunding Bonds, Series A, 5.125% due 11/01/2026 (a)	2,832

Portfolio Abbreviations
To simplify the listings of BlackRock MuniYield California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	RIB	Residual Interest Bonds
DRIVERS Derivative Inverse Tax-Exempt Receipts		S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 5,950	California State, Various Purpose, GO, 5.50% due 11/01/2033	$ 6,280

4,100	California Statewide Communities Development Authority, COP (Kaiser Permanente), 5.30% due 12/01/2015 (e)(i)	4,335

3,685	California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health Services),
	Series A, 6% due 10/01/2023	3,942

2,650	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Permanente),
	Series A, 5% due 4/01/2031	2,646

7,000	Capistrano, California, Unified School District, Community Facility District, Special Tax Refunding Bonds, 5% due
	9/01/2029 (b)	6,981

6,705	Chabot-Las Positas, California, Community College District, GO (Election of 2004), Series B, 5.17% due 8/01/2026 (a)(j)	2,561

6,000	Chaffey, California, Union High School District, GO, Series C, 5.375% due 5/01/2023 (e)	6,485

3,675	Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency),
	Series A, 5% due 11/01/2038 (a)	3,731

3,000	Chino Valley, California, Unified School District, GO (Election of 2002), Series C, 5.25% due 8/01/2030 (f)	3,181

5,910	Chula Vista, California, Elementary School District, COP, 5% due 9/01/2029 (f)	5,986

10,000	Coachella Valley, California, Unified School District, COP, 5% due 9/01/2036 (a)	10,076

3,275	Coachella Valley, California, Unified School District, GO (Election of 2005), Series A, 5% due 8/01/2025 (b)	3,339

2,540	Coalinga, California, Redevelopment Agency Tax Allocation Bonds, 5.90% due 9/15/2025 (f)	2,752

4,135	Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series L, 5% due 10/01/2032 (e)	4,303

1,735	Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series O, 5% due 10/01/2024 (a)	1,844

8,500	Corona, California, COP (Clearwater Cogeneration Project), 5% due 9/01/2028 (f)	8,603

1,485	East Bay, California, Municipal Utility District, Wastewater System Revenue Refunding Bonds, Sub-Series A, 5% due
	6/01/2037 (a)	1,534

1,100	El Centro, California, Financing Authority, Water Revenue Bonds, Series A, 5.25% due 10/01/2035 (e)	1,169

6,000	Fremont, California, Unified School District, Alameda County, GO (Election of 2002), Series B, 5% due 8/01/2030 (e)	6,247

10,755	Fremont, California, Unified School District, Alameda County, GO, Series A, 5.50% due 8/01/2026 (b)	11,563

4,295	Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds, Series A, 5.75% due 6/01/2026 (e)	4,581

6,930	Fullerton, California, Public Financing Authority, Tax Allocation Revenue Bonds, 5% due 9/01/2027 (a)	6,977

4,390	Glendale, California, Electric Revenue Bonds, 5% due 2/01/2032 (f)	4,495

1,350	Glendora, California, Unified School District, GO (Election of 2005), Series A, 5% due 8/01/2027 (f)	1,411

2,700	Glendora, California, Unified School District, GO (Election of 2005), Series A, 5.25% due 8/01/2030 (f)	2,871

5,710	Hanford, California, Joint Unified High School District, GO (Election of 2004), Series A, 4.75% due 8/01/2029 (e)	5,827

5,000	Hollister, California, Joint Powers Finance Authority, Wastewater Revenue Refunding Bonds (Refining and
	Improvement Project), Series 1, 5% due 6/01/2032 (e)	5,195

6,000	Hollister, California, Joint Powers Finance Authority, Wastewater Revenue Refunding Bonds (Refining and
	Improvement Project), Series 1, 5% due 6/01/2037 (e)	6,215

4,090	Imperial, California, Community College District, GO (Election of 2004), 5% due 8/01/2029 (b)	4,128

2,500	La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A, 5.25% due 9/01/2024 (a)	2,663

10,260	Lodi, California, Unified School District, GO (Election of 2002), 5% due 8/01/2029 (e)	10,659

7,500	Los Angeles, California, Community College District, GO (Election of 2003), Series E, 5% due 8/01/2031 (e)	7,843

10,000	Los Angeles, California, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue
	Bonds (Bunker Hill Project), Series A, 5% due 12/01/2027 (e)	10,308

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 290	Los Angeles, California, Department of Airports, Airport Revenue Bonds (Los Angeles International Airport), AMT,
	Series D, 5.625% due 5/15/2012 (b)	$ 291

2,880	Los Angeles, California, Unified School District, GO (Election of 2004), Series C, 5% due 7/01/2027 (b)	2,987

5,365	Los Angeles, California, Unified School District, GO (Election of 2004), Series F, 4.75% due 7/01/2027 (b)	5,454

5,000	Los Angeles, California, Unified School District, GO (Election of 2004), Series F, 5% due 7/01/2030 (b)	5,195

4,000	Los Angeles, California, Unified School District, GO, Refunding, Series B, 4.75% due 7/01/2025 (b)	4,083

7,000	Los Angeles, California, Unified School District, GO, Series E, 5% due 7/01/2030 (a)	7,200

5,000	Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5% due 7/01/2031 (e)	5,204

5,000	Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5% due 7/01/2037 (a)	5,167

3,165	Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System), Series A-A-2, 5.375% due
	7/01/2021 (f)	3,378

5,240	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds,
	Proposition A, First Tier Senior-Series A, 5% due 7/01/2027 (a)	5,433

6,500	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds,
	Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)	6,682

8,735	Los Angeles County, California, Public Works Financing Authority, Lease Revenue Refunding Bonds (Master
	Refunding Project), Series A, 5% due 12/01/2028 (f)	8,876

3,000	Los Rios, California, Community College District, GO (Election of 2002), Series B, 5% due 8/01/2027 (f)	3,094

2,010	Madera, California, Public Financing Authority, Water and Wastewater Revenue Refunding Bonds, 5% due 3/01/2036 (f)	2,075

6,865	Merced, California, Community College District, GO (School Facilities District Number 1), 5% due 8/01/2031 (f)	7,154

5,370	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5% due 10/01/2033 (b)	5,524

8,000	Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue Bonds, Series A,
	5.125% due 9/01/2026 (l)	8,405

9,070	Napa, California, Water Revenue Bonds, 5% due 5/01/2035 (a)	9,375

6,015	Natomas Unified School District, California, GO (Election of 2006), 5% due 8/01/2028 (b)	6,236

4,245	Nevada County, California, COP, Refunding, 5.25% due 10/01/2019 (f)	4,524

2,000	New Haven, California, Unified School District, GO, Refunding, 5.75% due 8/01/2020 (e)	2,222

4,270	Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2029 (e)	4,428

2,000	Oakland, California, State Building Authority, Lease Revenue Bonds (Elihu M. Harris State Office Building), Series A,
	5.50% due 4/01/2008 (a)(g)	2,031

1,245	Orange County, California, Airport Revenue Refunding Bonds, AMT, 5.625% due 7/01/2012 (f)	1,273

6,360	Orange County, California, Public Financing Authority, Lease Revenue Refunding Bonds (Juvenile Justice Center
	Facility), 5.375% due 6/01/2018 (a)	6,933

10,000	Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk Sewer and Headworks Projects),
	Series A, 5.25% due 6/01/2034 (b)	10,466

9,645	Oxnard, California, Unified High School District, GO, Refunding, Series A, 6.20% due 8/01/2030 (f)	10,572

1,275	Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention Center Project), Series A,
	5.50% due 11/01/2035 (f)	1,373

4,640	Palmdale, California, Water District Public Facility Corporation, COP, 5% due 10/01/2029 (b)	4,703

9,300	Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125% due 8/01/2037 (f)	9,665

6,695	Peralta, California, Community College District, GO (Election of 2007), Series B, 5% due 8/01/2037 (e)	6,994

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 5,000	Placentia-Yorba Linda, California, Unified School District, COP, 5% due 10/01/2030 (b)	$ 5,070

5,000	Placentia-Yorba Linda, California, Unified School District, GO (Election of 2002), Series C, 5% due 8/01/2029 (f)	5,196

3	Port of Oakland, California, RIB, AMT, Series 1192, 5% due 11/01/2027 (b)(h)	3

5,450	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2012 (b)	5,744

5,920	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2013 (b)	6,249

2,150	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2014 (b)	2,269

3,735	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2016 (b)	3,860

2,745	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.875% due 11/01/2017 (b)	2,840

7,500	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2029 (b)	7,732

3,000	Riverside, California, COP, 5% due 9/01/2028 (a)	3,030

6,000	Riverside, California, Unified School District, GO (Election of 2001), Series A, 5.25% due 2/01/2023 (b)	6,390

7,515	Riverside, California, Unified School District, GO (Election of 2001), Series B, 5% due 8/01/2030 (f)	7,837

4,500	Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding Bonds (Riverside County
	Hospital Project), Series B, 5.70% due 6/01/2016 (f)	5,029

3,000	Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds (Community Rein Capital
	Program), Series A, 5% due 12/01/2036 (a)	3,084

6,590	Sacramento, California, City Financing Authority, Tax Allocation Revenue Bonds (Merged Downtown and Oak Park
	Projects), Series A, 5.03% due 12/01/2032 (b)(j)	1,609

4,500	Sacramento, California, Municipal Utility District Financing Authority Revenue Bonds (Consumers Project), 5% due
	7/01/2021 (f)	4,590

2,565	Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)	2,661

5,000	San Bernardino, California, City Unified School District, GO, Series A, 5% due 8/01/2028 (e)	5,191

320	San Bernardino County, California, S/F Home Mortgage Revenue Refunding Bonds, AMT, Series A-1, 6.25% due
	12/01/2031 (d)	329

16,000	San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System Revenue Bonds, 5.20% due
	8/01/2024 (b)	16,293

2,720	San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds (Centre City Redevelopment Project),
	Series A, 5.25% due 9/01/2024 (a)	2,838

2,860	San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds (Centre City Redevelopment Project),
	Series A, 5.25% due 9/01/2025 (a)	2,968

5,400	San Diego, California, Unified Port District, Revenue Refunding Bonds, AMT, Series A, 5.25% due 9/01/2019 (f)	5,741

3,570	San Diego County, California, COP (Salk Institute for Bio Studies), 5.75% due 7/01/2022 (f)	3,819

5,200	San Diego County, California, COP (Salk Institute for Bio Studies), 5.75% due 7/01/2031 (f)	5,534

7,350	San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5% due 5/01/2030 (e)	7,534

10,000	San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5% due 5/01/2031 (e)	10,244

19,630	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5% due
	7/01/2030 (f)	20,305

1,000	San Francisco, California, City and County Airport Commission, International Airport, Special Facilities Lease Revenue
	Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10% due 1/01/2020 (e)	1,022

985	San Francisco, California, City and County Airport Commission, International Airport, Special Facilities Lease Revenue
	Bonds (SFO Fuel Company LLC), AMT, Series A, 6.125% due 1/01/2027 (e)	1,006

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
Amount		Municipal Bonds	Value

$ 1,735		San Francisco, California, Community College District, GO, Refunding, Series A, 5.375% due 6/15/2019 (b)	$ 1,856

	1,730	San Francisco, California, Community College District, GO, Refunding, Series A, 5.375% due 6/15/2020 (b)	1,850

	1,925	San Francisco, California, Community College District, GO, Refunding, Series A, 5.375% due 6/15/2021 (b)	2,059

	4,135	San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (f)	4,176

	1,632	San Jose, California, Financing Authority, Lease Revenue Refunding Bonds, DRIVERS, Series 1280Z, 6.474% due
		12/01/2010 (a)(h)	1,693

	7,300	San Jose, California, Redevelopment Agency, Tax Allocation Bonds (Housing Set-Aside Merged Area), AMT, Series E,
		5.85% due 8/01/2027 (f)	7,483

	4,250	San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028 (f)	4,357

	4,350	San Mateo County, California, Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5% due 6/01/2029 (f)	4,517

	4,825	San Ysidro, California, School District, Capital Appreciation, GO (Election of 1997), Series E, 5.22% due 8/01/2030 (e)(j)	1,550

	5,500	Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due 7/01/2028 (f)	5,625

	3,000	Santa Rosa, California, High School District, GO, 5.375% due 8/01/2026 (e)	3,199

	2,500	Santa Rosa, California, High School District, GO (Election of 2002), 5% due 8/01/2028 (f)	2,563

	6,750	Shasta, California, Joint Powers Financing Authority, Lease Revenue Bonds (County Administration Building Project),
		Series A, 5% due 4/01/2033 (f)	6,805

	1,645	South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds (South Tahoe Redevelopment
		Project Area Number 1), Series A, 5% due 10/01/2029 (e)	1,688

	2,600	Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System Capital Improvement Projects),
		Series A, 5% due 10/01/2031 (f)	2,690

	1,020	Stockton, California, Public Financing Revenue Refunding Bonds, Series A, 5.875% due 9/02/2016 (e)	1,033

	1,500	Tehachapi, California, COP, Refunding (Installment Sale), 5.75% due 11/01/2016 (e)	1,661

	6,000	Tracy, California, Community Development Agency, Tax Allocation Refunding Bonds, Series A, 5% due 3/01/2034 (a)	5,997

	3,000	Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5% due 9/15/2033 (b)	3,054

	11,110	University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5% due 9/01/2011 (e)(g)	12,197

	4,790	University of California Revenue Bonds, Series O, 5.125% due 9/01/2010 (b)(g)	5,175

	3,395	Ventura County, California, Community College District, GO, Refunding, Series A, 5% due 8/01/2027 (f)	3,487

	6,750	Vista, California, COP (Community Projects), 5% due 5/01/2037 (f)	6,779

	2,550	Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (b)	2,614

	2,185	Walnut, California, Public Financing Authority, Tax Allocation Revenue Bonds (Walnut Improvement Project), 5.375%
		due 9/01/2021 (a)	2,329

	6,690	West Contra Costa, California, Unified School District, GO (Election of 2002), Series B, 5% due 8/01/2032 (e)	6,859

Puerto Rico - 3.9%	7,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5% due 7/01/2024 (e)	7,337

	10,000	Puerto Rico Municipal Finance Agency, GO, RIB, Series 225, 9.06% due 8/01/2012 (e)(h)	11,126

	10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.04% due 8/01/2045 (f)(j)	1,344

		Total Municipal Bonds (Cost - $698,557) - 142.3%	712,229

		Municipal Bonds Transferred to Tender Option Bond Trusts (n)

California - 16.2%	10,000	East Bay Municipal Utility District, California, Water System Revenue Bonds, Sub-Series A, 5% due 6/01/2035 (f)	10,302

	15,150	Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.375% due 5/15/2024	15,658

	16,000	Los Angeles, California, Department of Water and Power, Power System Revenue Refunding Bonds, Series A, Sub-
		Series A-2, 5% due 7/01/2027 (f)	16,396

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds Transferred to Tender Option Bond Trusts (n)	Value

$ 19,035	Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due 11/01/2027 (b)	$ 19,500

10,500	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%
	due 7/01/2034 (f)	10,828

8,137	San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic Center Project), Series B, 5%
	due 6/01/2032 (a)	8,290

	Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $81,359) - 16.2%	80,974

Shares
Held	Short-Term Securities

12,868	CMA California Municipal Money Fund, 2.12% (j)(k)	12,868

	Total Short-Term Securities (Cost - $12,868) - 2.6%	12,868

	Total Investments (Cost - $792,778*) - 161.1%	806,071
	Other Assets Less Liabilities - 1.8%	9,006
	Liability for Trust Certificates, Including Interest Expense Payable - (7.9%)	(39,639)
	Preferred Stock, at Redemption Value - (55.0%)	(275,143)

	Net Assets Applicable to Common Stock - 100.0%	$ 500,295

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 753,841

Gross unrealized appreciation	$ 16,523
Gross unrealized depreciation	(3,704)

Net unrealized appreciation	$ 12,819

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FHLMC Collateralized.

(d)	FNMA/GNMA Collateralized.

(e)	FSA Insured.

(f)	MBIA Insured.

(g)	Prerefunded.

(h)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i)	Escrowed to maturity.

(j)	Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

(k)	Represents the current yield as of January 31, 2008.

(l)	Assured Guaranty Insured.

(m)	Variable rate security. Rate shown is interest rate as of the report date.

(n)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Insured Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniYield California Insured Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Insured Fund, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield California Insured Fund, Inc.

Date: March 24, 2008